Segment information and operations by geographic area - Net Revenues by Geographic Location (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment information
Total net revenue	¥ 19,659,453	¥ 15,736,876	¥ 13,525,407
Total long-lived fixed assets	6,539,197	5,219,501
China
Segment information
Total net revenue	9,532,955	8,080,921	5,819,828
Outside china:
Segment information
Total net revenue	10,126,498	7,655,955	7,705,579
Japan
Segment information
Total net revenue	1,539,935	1,401,243	2,437,507
Rest of the world
Segment information
Total net revenue	8,586,563	¥ 6,254,712	¥ 5,268,072
Malaysia
Segment information
Total long-lived fixed assets	¥ 839,932